Fees and Expenses - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND	Oct. 25, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about sales charges that may apply in certain circumstances where such shares were acquired by exchange from another American Century Investments fund, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
U.S. GOVERNMENT MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Purchases in these shares may be subject to a contingent deferred sales charge (CDSC) of 1.00% for A and C Class in certain circumstances where such shares were acquired by exchange from another American Century Investments fund.
U.S. GOVERNMENT MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Purchases in these shares may be subject to a contingent deferred sales charge (CDSC) of 1.00% for A and C Class in certain circumstances where such shares were acquired by exchange from another American Century Investments fund.